Note Payable	6 Months Ended
Mar. 31, 2015
Convertible Debentures and Note Payable [Abstract]
Note Payable
14.	Note Payable

	March 31, 2015	September 30, 2014
	(unaudited)
Notes Payable:
Principal outstanding	$10,000,000	$-
Accrued Interest	99,857	-
Accrued Termination Fee	57,119	-
	10,156,976	-
Less: discount on note payable	(1,380,724)	-
	8,776,252	-
Less: current portion	(2,000,004)	-
Long-term portion	$6,776,248	$-

On October 3, 2014 (the “Effective Date”), the Company and its wholly owned subsidiaries, , SITO Mobile Solutions Inc., SITO Mobile R&D IP, LLC, entered into a Revenue Sharing and Note Purchase Agreement (the “Agreement”) with Fortress Credit Co LLC, as collateral agent (the “Collateral Agent”), and CF DB EZ LLC (the “Revenue Participant”) and the Fortress Credit Co LLC (the “Note Purchaser” and together with the Revenue Participant, the “Investors”).

On the Effective Date, the Company issued and sold a senior secured note (the “Note”) with an aggregate original principal amount of $10,000,000 (the “Original Principal Amount”) and issued, pursuant to a Subscription Agreement, 2,619,538 new shares of common stock to Fortress at $0.3817 per share (which represents the trailing 30-day average closing price) for an aggregate amount of $1,000,000. After deducting original issue discount of 10% on the Notes and a structuring fee to the Investors, the Company received $8,850,000 before paying legal and due diligence expenses.

The Original Principal Amount of the Note bears interest at a rate equal to LIBOR plus 9% per annum. Such interest is payable in cash except that 2% per annum of the interest shall be paid-in-kind, by increasing the principal amount of the Notes by the amount of such interest. The term of the Notes is 42 months and the Company must make, beginning in October 2015, monthly amortization payments on the Notes, each in a principal amount equal to $333,334 until the Note is paid in full. The Company shall also apply 85% of Monetization Revenues (as defined in the Agreement) from the Company’s patents to the payment of accrued and unpaid interest on, and then to repay outstanding principal (at par) of, the Notes until all amounts due with respect to the Notes have been paid in full. After the repayment of the Notes, in addition to the interest, the Company shall pay the Revenue Participants up to 50% of Monetization Revenues totaling (i) $5,000,000, if paid in full prior to March 31, 2018 and (ii) $7,500,000 thereafter (the “Revenue Stream”). The Company must also pay $350,000 to the Note Purchasers upon repayment of the Notes.

The Company may prepay the Notes in whole or in part, without penalty or premium, except that any optional prepayments of the Notes prior to the first anniversary of the Effective Date shall be accompanied by a prepayment premium equal to 5% of the principal amount prepaid

The Agreement contains certain standard Events of Default. The Company granted to the Collateral Agent, for the benefit of the Secured Parties, a non-exclusive, royalty free, license (including the right to grant sublicenses) with respect to the Patents, which shall be evidenced by, and reflected in, the Patent License Agreement. The Collateral Agent and the Investors agree that the Collateral Agent shall only use such license following an Event of Default. Pursuant to the Security Agreement, the Company granted the Investors a first priority senior security interest in all of the Company’s assets. The Company and the Investors assigned a value of $500,000 to the revenue sharing terms of the Agreement and in accordance with ASC 470-10-25 “Debt Recognition”, the Company recognized $500,000 as deferred revenue and a discount on the Note that is amortized over the 42-month term of the Note using the effective interest method. For the three and six months ended March 31, 2015, the Company recognized $42,539 and $81,599, respectively in licensing revenue and interest expense from amortization of the deferred revenue.

Interest expense on the Note for the three and six months ended March 31, 2015 was $251,656 and $499,285, respectively. Amortization of the discounts for the three and six months ended March 31, 2015 totaled $140,379 and $269,276, respectively, which was charged to interest expense. Accrual of termination fees for the three and six months ended March 31, 2015 was $29,777 and $57,119, respectively, which was charged to interest expense. There were no accruals of termination fees for the three and six months ended March 31, 2014.